Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash and cash equivalents [line items]
Cash on hand, demand deposits with financial institutions and other short-term liquid financial instruments	$ 468,092	$ 336,197
Merchant clients funds yet to transfer to own funds accounts	$ 38,119	$ 7,827